NET LOSS PER SHARE (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 ₪ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 shares
Net Profit (Loss) Per Share [Abstract]
Ordinary shares exercise price | (per share)	₪ 3.39		$ 3.39	₪ 3.39
Weighted average shares	0	1	1	1	14